Cost of sales	12 Months Ended
Dec. 31, 2023
Disclosure Of Cost Of Sales [Abstract]
Cost of sales	Cost of sales

Cost of sales is analysed as follows:

	2023	2022	2021
Opening inventories	70,120	80,211	63,909
Purchases of raw materials	92,457	152,181	161,625
Purchases of finished products	20,459	27,751	23,169
Labour costs	72,862	86,352	80,346
Depreciation and amortisation	8,639	8,356	7,895
Third party manufacturers costs	1,276	1,587	2,172
Other manufacturing costs	13,540	19,250	15,922
Government grants related to PPE	(1,503)	(1,414)	(1,252)
Closing inventories	(62,087)	(70,120)	(80,211)
Total	215,763	304,154	273,575

The line item “Depreciation and amortisation” includes the depreciation expenses of property plant and equipment and right-of-use assets used in the production of finished goods.